SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On November 17, 2025, the Company announced a non-brokered private placement for aggregate gross proceeds of up to CAD$2,000,000 (the “Offering”) that will consist of a combination of:

•	CAD$1,500,000 through the issuance of up to 21,428,571 flow-through common shares (the “FT Shares”) at a price of CAD$0.07 per FT Share; and
•	CAD$500,000 through the issuance of up to 8,333,333 non-flow-through units (“NFT Units) at a price of CAD$0.06 per NFT Unit.

During October 2025, the Company sold 3,475,000 shares of Mammoth and received net proceeds of $369,050 (AUD$572,344).